Supplement dated November 1, 2003 to
               Prospectus and Statement of Additional Information
                             dated May 1, 2003 for:
                        TOUCHSTONE GOLD VARIABLE ANNUITY
                                    issued by
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                                   through its
                               Separate Account 1


         Effective November 1, 2003, the Prospectus and Statement of Additional Information for the Touchstone Gold Variable Annuity are amended as follows:

     1. The Touchstone Large Cap Growth Fund is renamed Touchstone Eagle Capital Appreciation Fund;

     2. The sub-advisor to the Touchstone Eagle Capital Appreciation Fund is Eagle Asset Management, Inc.;

     3. The Fee Table is revised to reflect the elimination of the Touchstone International Growth Fund on July 25, 2003, and to reflect current fiscal year end fee information for the Touchstone Baron Small Cap Fund, the Touchstone Third Avenue Value Fund and the Touchstone Eagle Capital Appreciation Fund. The maximum Total Annual Operating Expense of 2.67% is replaced with 2.32%. The Examples assuming maximum fees and expenses are replaced with the following Examples:

          (1) If you surrender your Contract at the end of the applicable time period:

------------------- ----------------- ---------------- -----------------
      1 Year            3 Years           5 Years          10 Years
------------------- ----------------- ---------------- -----------------
      $1,089             $1,729           $2,368            $4,130
------------------- ----------------- ---------------- -----------------


          (2)  If you do not surrender your Contract:

------------------- ----------------- ---------------- -----------------
      1 Year            3 Years           5 Years          10 Years
------------------- ----------------- ---------------- -----------------
       $389              $1,189           $2,008            $4,130
------------------- ----------------- ---------------- -----------------

TOUCHSTONE GOLD VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                     MAY 1, 2003
Western-Southern Life Assurance Company               (REVISED NOVEMBER 1, 2003)
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 20 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:



o  AIM V.I. GROWTH-SERIES 1                       o  TOUCHSTONE EMERGING GROWTH
o  AIM V.I. GOVERNMENT SECURITIES-SERIES 1        o  TOUCHSTONE THIRD AVENUE VALUE
o  ALGER AMERICAN SMALL CAPITALIZATION-CLASS O    o  TOUCHSTONE EAGLE CAPITAL APPRECIATION
o  ALGER AMERICAN GROWTH-CLASS O                  o  TOUCHSTONE ENHANCED 30
o  MFS VIT EMERGING GROWTH-INITIAL CLASS          o  TOUCHSTONE VALUE PLUS
o  MFS VIT INVESTORS TRUST-INITIAL CLASS          o  TOUCHSTONE GROWTH & INCOME
o  PIMCO VIT LONG-TERM U.S.                       o  TOUCHSTONE BALANCED
     GOVERNMENT-ADMINISTRATIVE CLASS              o  TOUCHSTONE HIGH YIELD
o  PUTNAM VT INTERNATIONAL EQUITY-CLASS IB        o  TOUCHSTONE CORE BOND
o  SCUDDER VIT EQUITY 500 INDEX-CLASS A           o  TOUCHSTONE MONEY MARKET
o  TOUCHSTONE BARON SMALL CAP


The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

The Statement of Additional Information dated May 1, 2003 (revised November 1,
2003) contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press
2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK. NO BANK HAS GUARANTEED OR ENDORSED THE CONTRACTS. THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND OR ANY OTHER AGENCY.

INVESTMENTS IN VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND EARNINGS.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                        Page

COVER PAGE ......................................................          1

TABLE OF CONTENTS ...............................................          3

GLOSSARY ........................................................          4

FEE AND EXPENSE TABLES ..........................................          5

SUMMARY .........................................................          7

PURCHASING YOUR CONTRACT ........................................          9

TRANSFERRING YOUR MONEY .........................................         11

ACCESSING YOUR MONEY ............................................         13

CHARGES .........................................................         16

INFORMATION ABOUT THE INVESTMENT OPTIONS ........................         19

VALUATION OF YOUR INVESTMENTS ...................................         22

PERFORMANCE INFORMATION .........................................         23

ANNUITY INCOME PAYMENT OPTIONS ..................................         24

DEATH BENEFIT ...................................................         27

WSLAC AND SEPARATE ACCOUNT 1 ....................................         28

UNDERWRITER .....................................................         29

VOTING RIGHTS ...................................................         30

OTHER INFORMATION ABOUT YOUR CONTRACT ...........................         31

FEDERAL INCOME TAX INFORMATION ..................................         33

SUPPLEMENT A:ACCUMULATION UNIT VALUES ...........................         39

SUPPLEMENT B: SECTION 401 PLANS AND SECTION 403(b) PLANS ........         42

SUPPLEMENT C: STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM ........         47

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION .......         51


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------



ACCUMULATION UNIT                                 CONTRACT YEAR
----------------------------------------          ----------------------------------------
 A unit of measure used to calculate a             A year that starts on your Contract
 Contract owner's share of a Sub-                  Date or the anniversary of your
 Account.                                          Contract Date.


ACCUMULATION UNIT VALUE                           FIXED ACCOUNT
----------------------------------------          ----------------------------------------
 The dollar value of an Accumulation               An option that provides a fixed rate
 Unit in a Sub-Account.                            of interest.


ANNUITANT                                         FUND
----------------------------------------          ----------------------------------------
 The person whose life is used to                  Each Sub-Account invests in a Fund that
 determine the amount of any annuity               has the same investment objective as
 income payments  and the length of                the Sub-Account.
 time for which the payments are made.

                                                  INCOME DATE
CODE                                              ----------------------------------------
----------------------------------------           The date on which annuity payments
 The Internal Revenue Code of 1986,                are scheduled to begin.
 as amended.

                                                  SUB-ACCOUNT
CONTRACT                                          ----------------------------------------
----------------------------------------           Each Sub-Account invests in a Fund,
 The Touchstone Gold Variable Annuity              which has the same investment
 Contract, including the application and           objective as the Sub-Account.
 any amendments, riders or
 endorsements.

                                                  SURRENDER VALUE
                                                  ----------------------------------------
CONTRACT DATE                                      The Contract Value minus any
----------------------------------------           surrender charges and contract
 The effective date of a Contract. The             maintenance charge.
 Contract Date is shown on page 3 of
 your Contract.

                                                  WSLAC, WE, OUR AND US
 CONTRACT VALUE                                   ----------------------------------------
 ----------------------------------------          Western-Southern Life Assurance
  The total value of your Contract at any          Company.
  time before or on the Income Date.
  This represents the sum of the value of
  your investments in the Sub-Accounts            YOU AND YOUR
  and the value of your investments in            ----------------------------------------
  the Fixed Account.                               The owner of the Contract.





                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

               MAXIMUM CONTINGENT DEFERRED SALES CHARGE
                                     (Surrender Charge)
   (as a percentage of amount surrendered or withdrawn) 1         7.00%
  ------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

ANNUAL CONTRACT MAINTENANCE CHARGE 2                           $ 35.00

SEPARATE ACCOUNT ANNUAL EXPENSES

                                                             SUB-ACCOUNT
                                                           ANNUAL EXPENSES
                                                         (AS A PERCENTAGE OF
                                                        AVERAGE ACCOUNT VALUE)

                MORTALITY AND EXPENSE RISK CHARGES              1.20%
                ----------------------------------------------------------------
                    CONTRACT ADMINISTRATION CHARGE              0.15%
                    ------------------------------------------------------------
                                             TOTAL              1.35%
                                             -----------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                               MINIMUM  MAXIMUM

                      TOTAL ANNUAL FUND OPERATING EXPENSES 3
     (expenses that are deducted from Fund assets, including
         management fees and other expenses, as a percentage
of average daily net assets and after expense reimbursement)    0.32%    2.32%
--------------------------------------------------------------------------------

1 The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

2 In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

3 The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of the Touchstone Baron Small Cap Fund, the Touchstone Third Avenue Value Fund, and the Touchstone Eagle Capital Appreciation Fund, for the period ended June 30, 2003. Expenses of the Touchstone Third Avenue Value Fund and the Touchstone Eagle Capital Appreciation Fund are based on estimates for the twelve-month period ended December 31, 2002. These expenses are restated to reflect current fees.

  If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.30% and 1.65% respectively. The expense reimbursement and fee waiver arrangements reflected in these minimum and maximum total expenses are expected to continue through April 30, 2005.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees1, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
                 $1,089        $1,729       $2,368        $4,130

(2) If you do NOT surrender your Contract:

                1 YEAR         3 YEARS      5 YEARS      10 YEARS
                 $389          $1,189       $2,008        $4,130

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                1 YEAR         3 YEARS      5 YEARS      10 YEARS
                 $884          $1,106       $1,333        $2,109

(2) If you do NOT surrender your Contract:

                1 YEAR         3 YEARS      5 YEARS      10 YEARS
                 $184            $566         $973        $2,109

1 The contract maintenance charge is reflected as a charge of $12.21 per $10,000, which is reflective of actual contract maintenance charges collected by us for all Contracts during calendar year 2002.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 9 through 32 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.

HOW THE CONTRACT WORKS

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80.

WHO SHOULD PURCHASE THE CONTRACT

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

PURCHASING A CONTRACT

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

SELECTING YOUR INVESTMENT OPTIONS

You can allocate your purchase payments among the following investment options.

SUB-ACCOUNTS

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value
o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced 30
o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FIXED ACCOUNT

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

TRANSFERRING AMONG INVESTMENT OPTIONS

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.

ACCESSING YOUR MONEY

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

CHARGES AND FEES

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

ADDITIONAL INFORMATION

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

ACCUMULATION UNIT VALUES

The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2003, are shown in Supplement A on pages 39 through 41.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

PURCHASING YOUR CONTRACT
--------------------------------------------------------------------------------

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

    o  You can purchase a Contract for $2,000 or more.
    o  A purchase of over $500,000 may be made with our prior approval.
    o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.
    o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.
    o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least
       $600.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. This 10-day review period is called the FREE LOOK period. Some state laws may require us to give you a longer FREE LOOK period.

If you are not satisfied with the Contract, you can cancel it during the FREE LOOK period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

INVESTMENT OPTIONS

You decide how to allocate your purchase payments by selecting from the following investment options.

SUB-ACCOUNTS

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value
o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced 30
o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FIXED ACCOUNT

    o  Fixed return of at least 3% per year.

ALLOCATION OF PURCHASE PAYMENTS

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

    o Allocate at least 1% of your initial purchase payment to each investment option you choose.
    o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
    o  Make sure your percentages total 100%.

ALLOCATION CHANGES BY PHONE. You can change the allocation of your future purchase payments over the phone by following these steps:

STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

    Give the representative the following information:

    o  Your Social Security number
    o Your Contract number or other precise information that identifies your Contract
    o  Your allocation instructions

ALLOCATION CHANGES IN WRITING. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

    o Your Contract number or other precise information that identifies your Contract
    o  Your allocation instructions

You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TRANSFERRING YOUR MONEY
--------------------------------------------------------------------------------

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

    o  Each transfer must be at least $250.
    o The allocation to each investment option must be at least 1% of the total transfer amount.
    o  You can transfer money among the Sub-Accounts once every 30 days.
    o You can transfer FROM the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.
    o You can transfer TO the Fixed Account only once each Contract Year, transferring an unlimited amount.

TRANSFERS BY PHONE. You can transfer your money by calling us and following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

    Give the representative the following information:

    o  Your Social Security number
    o Your Contract number or other precise information that identifies your Contract
    o  Your transfer instructions

TRANSFERS IN WRITING. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

    o Your Contract number or other precise information that identifies your Contract
    o  Your transfer instructions

THIRD PARTY AUTHORIZATION

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

MARKET TIMING

Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Contract owners. To avoid this, we can modify the transfer rights of Contract owners engaged in market timing activity that is deemed to be disruptive.

TOUCHSTONE'S DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Money Market Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

    o  A specific dollar amount
    o A specific percentage of your money in the Touchstone Money Market Sub-Account or the Fixed Account (or a pro rata portion until source of funds is depleted)
    o  Earnings in the Touchstone Money Market Sub-Account or the Fixed Account

DOLLAR COST AVERAGING
---------------------
Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

    o  Your Contract Value must be at least $10,000.
    o  Dollar cost averaging transfers must continue for at least 12 months.
    o  Each transfer must be at least $200.
    o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

TOUCHSTONE'S AUTOMATIC REBALANCING PROGRAM

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 17.

PARTIAL WITHDRAWALS

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

    o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.
    o  Each withdrawal must be at least $250.
    o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 14. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

CANCELING YOUR CONTRACT

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

PENALTY TAXES

If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 35.

ACCESSING YOUR MONEY
WITHOUT PAYING SURRENDER CHARGES

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

FREE AMOUNTS. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments that have been invested for less than seven years and that have not been already withdrawn. These amounts are called free amounts.

WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

MEDICAL CARE ACCESS. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.

DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

PROCESSING WITHDRAWALS

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

    o The New York Stock Exchange is closed on a day that it normally would be open.
    o  Trading on the New York Stock Exchange is restricted.
    o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
    o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CHARGES
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

                         CONTRACT MAINTENANCE          CONTRACT ADMINISTRATION
                               CHARGE                         CHARGE

                    o  On the anniversary of your     o  On each day the New
                       Contract Date each year           York Stock Exchange
                       until annuity payments            is open for trading.
                       begin.
                    o  The date we start annuity
                       payments.
                    o  The date you completely
    WHEN CHARGED?      surrender your Contract.
    ----------------------------------------------------------------------------
                    o  $35 each year during the       o  The effective annual
                       first 10 years of your            rate of the charge is
                       Contract.                         0.15%.
                    o  After the 10th anniversary
                       of your Contract Date, the
                       lesser of $35 and 0.17% of
                       your Contract Value on
                       each subsequent
                       anniversary of your
HOW MUCH CHARGED?      Contract Date.
--------------------------------------------------------------------------------
                    o  We reduce your Contract        o  We deduct this charge
                       Value. The number of              from the Accumulation
                       Accumulation Units you            Unit Value of each Sub-
                       own in each Sub-Account           Account. We do not
                       is reduced and the value of       impose this charge on
                       your investment in the            your money in the Fixed
                       Fixed Account is reduced          Account.
     HOW CHARGED?      on a pro-rata basis.
     ---------------------------------------------------------------------------

If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGES

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

CALCULATING THE SURRENDER CHARGE

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

    o  Free amounts
    o  Purchase payments that have been invested for more than 7 years
    o Other purchase payments in the order in which we received them, starting with the oldest purchase payment
    o  Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:

          COMPLETED YEARS FROM
        DATE OF PURCHASE PAYMENT                   SURRENDER CHARGE

  Less than 1 year .......................    7% of the purchase payment
  1 year but less than 2 years ...........    7% of the purchase payment
  2 years but less than 3 years ..........    6% of the purchase payment
  3 years but less than 4 years ..........    5% of the purchase payment
  4 years but less than 5 years ..........    4% of the purchase payment
  5 years but less than 6 years ..........    2% of the purchase payment
  6 years but less than 7 years ..........    1% of the purchase payment
  7 years or more ........................                          None

We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

REDUCED SURRENDER CHARGES FOR CERTAIN CONTRACTS

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

PREMIUM TAXES

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

    o  We pay the premium tax
    o  You surrender or withdraw money from your Contract
    o  The death benefit is paid
    o  Annuity payments begin


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE FUNDS

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:




                                    INVESTMENT OBJECTIVE                          ADVISORS/SUB-ADVISORS
              AIM V.I.
       GROWTH-SERIES 1    The Fund seeks to provide growth of capital.     A I M Advisors, Inc.
       ------------------------------------------------------------------------------------------------------
              AIM V.I.    The Fund seeks to achieve a high level of
            GOVERNMENT    current income consistent with reasonable
   SECURITIES-SERIES 1    concern for safety of principal.                 A I M Advisors, Inc.
   ----------------------------------------------------------------------------------------------------------
                 ALGER
        AMERICAN SMALL    The Fund seeks to provide long-term
CAPITALIZATION-CLASS O    capital appreciation.                            Fred Alger Management, Inc.
-------------------------------------------------------------------------------------------------------------
        ALGER AMERICAN    The Fund seeks to provide long-term
        GROWTH-CLASS O    capital appreciation.                            Fred Alger Management, Inc.
        -----------------------------------------------------------------------------------------------------
               MFS VIT
      EMERGING GROWTH-    The Fund seeks to provide long-term              Massachusetts Financial
         INITIAL CLASS    growth of capital.                               Services Company
      -------------------------------------------------------------------------------------------------------
                          The Fund's objective is to seek long-
               MFS VIT    term growth of capital with a secondary
      INVESTORS TRUST-    objective to seek reasonable current             Massachusetts Financial
         INITIAL CLASS    income.                                          Services Company
      -------------------------------------------------------------------------------------------------------
             PIMCO VIT
        LONG-TERM U.S.    The Fund seeks maximum total return
           GOVERNMENT-    consistent with preservation of capital and      Pacific Investment
  ADMINISTRATIVE CLASS    prudent investment management.                   Management Company LLC
  -----------------------------------------------------------------------------------------------------------
             PUTNAM VT
         INTERNATIONAL
       EQUITY-CLASS IB    The Fund seeks capital appreciation.             Putnam Investment Management, LLC
       ------------------------------------------------------------------------------------------------------
                          The Fund seeks to replicate, as closely as
           SCUDDER VIT    possible, before expenses, the performance
            EQUITY 500    of the S&P 500 Index, which emphasizes
         INDEX-CLASS A    stocks of large U.S. companies.                  Deutsche Asset Management, Inc.
       ------------------------------------------------------------------------------------------------------
            TOUCHSTONE    The Fund seeks long-term capital
       BARON SMALL CAP    appreciation.                                    BAMCO, Inc.*
       ------------------------------------------------------------------------------------------------------
                          The Fund seeks to increase the value of          TCW Investment Management Company*
            TOUCHSTONE    its shares as a primary goal and to earn         Westfield Capital Management
       EMERGING GROWTH    income as a secondary goal.                      Company, Inc.*
       ------------------------------------------------------------------------------------------------------
            TOUCHSTONE
  THIRD AVENUE VALUE**    The Fund seeks long-term capital apprciation.    Third Avenue Management LLC*
  -----------------------------------------------------------------------------------------------------------

*Sub-Advisors to Touchstone Advisors, Inc.
**Formerly Touchstone Small Cap Value



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS



                                   INVESTMENT OBJECTIVE                         ADVISORS/SUB-ADVISORS
      TOUCHSTONE EAGLE    The Fund seeks long-term capital
CAPITAL APPRECIATION**    appreciation.                                    Eagle Asset Management, Inc.*
-------------------------------------------------------------------------------------------------------------
                          The Fund seeks to achieve a total
                          return that is higher than the total
            TOUCHSTONE    return of the Dow Jones Industrial
           ENHANCED 30    Average (DJIA).                                  Todd Investment Advisors, Inc.*
           --------------------------------------------------------------------------------------------------
            TOUCHSTONE    The Fund seeks to increase the value of          Fort Washington Investment
            VALUE PLUS    its shares over the long-term.                   Advisors, Inc.*
            -------------------------------------------------------------------------------------------------
                          The Fund seeks to increase the value of
            TOUCHSTONE    Fund shares over the long-term, while            Deutsche Investment Management
       GROWTH & INCOME    receiving dividend income.                       Americas Inc.*
       ------------------------------------------------------------------------------------------------------
            TOUCHSTONE    The Fund seeks to achieve both an increase
              BALANCED    in share price and current income.               OpCap Advisors, Inc.*
            -------------------------------------------------------------------------------------------------
                          The Fund seeks to achieve a high level of
            TOUCHSTONE    current income as its main goal with             Fort Washington Investment
            HIGH YIELD    capital appreciation as a secondary goal.        Advisors, Inc.*
            -------------------------------------------------------------------------------------------------
                          The Fund seeks to provide a high level
                          of current income as is consistent with
            TOUCHSTONE    the preservation of capital. Capital             Fort Washington Investment
          CORE BOND***    appreciation is a secondary goal.                Advisors, Inc.*
          ---------------------------------------------------------------------------------------------------
                          The Fund seeks high current income
                          consistent with liquidity and stability of
                          principal. The Fund is a money market
            TOUCHSTONE    fund and tries to maintain a constant            Fort Washington Investment
          MONEY MARKET    share price of $1.00 per share.                  Advisors, Inc.*
          ---------------------------------------------------------------------------------------------------


*Sub-Advisors to Touchstone Advisors, Inc.
**Formerly Touchstone Large Cap Growth.
***Formerly Touchstone Bond.

The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CHANGES IN THE SUB-ACCOUNTS AND THE FUNDS

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE FIXED ACCOUNT

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

VALUATION OF YOUR INVESTMENTS
--------------------------------------------------------------------------------

SUB-ACCOUNTS

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

ACCUMULATION UNIT
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

ACCUMULATION UNIT VALUE
-----------------------
The dollar value of an Accumulation Unit in a Sub-Account.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

    o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
    o  Any dividend or distributions paid by the corresponding Fund
    o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
    o  The mortality and expense risk charge
    o  The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

FIXED ACCOUNT

The value of the Fixed Account is calculated daily and reflects the following transactions:

    o  Purchase payments allocated to the Fixed Account
    o  Withdrawals from the Fixed Account
    o  Transfers to and from the Fixed Account
    o  Interest credited to the Fixed Account
    o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

STANDARDIZED TOTAL RETURN

We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Sub-Account has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

NON-STANDARDIZED TOTAL RETURN

We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

MONEY MARKET YIELD

The "yield" of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" is the same as the yield except that it assumes reinvestment of the income earned in that Sub-Account. Effective yield will be slightly higher than yield because of the compounding effect of this assumed reinvestment.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

ANNUITY INCOME PAYMENT OPTIONS
--------------------------------------------------------------------------------

ANNUITY PHASE

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

DETERMINING THE INCOME DATE

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

CHOOSING THE PAYEE

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

DETERMINING THE PAYMENT AMOUNT

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

CHOOSING THE FREQUENCY

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CHOOSING THE PAYMENT OPTION

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.



                                        OVERVIEW OF ANNUITY INCOME PAYMENT OPTIONS
INSTALLMENT INCOME OPTION 1A    Fixed Period -- you select the number of years.
----------------------------------------------------------------------------------------------
INSTALLMENT INCOME OPTION 1B    Fixed Amount -- you select the amount of the monthly payment.
----------------------------------------------------------------------------------------------
       LIFE INCOME OPTION 2A    One Life -- we make payments as long as the Annuitant lives.
       ---------------------------------------------------------------------------------------
                                Joint and Survivor -- we make payments as long as either the
       LIFE INCOME OPTION 2B    Annuitant or another designated person lives.
       ---------------------------------------------------------------------------------------
                                Life with Guaranteed Period -- we make guaranteed payments
       LIFE INCOME OPTION 2C    for 10 or 20 years and as long as the Annuitant lives.
       ---------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS



                                             ANNUITY INCOME PAYMENT OPTIONS
                       FIXED PERIOD
                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
INSTALLMENT INCOME     PAYMENT PERIOD: You select the number of years, but no more than 30.
         OPTION 1A     OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
--------------------------------------------------------------------------------------------------------
                       FIXED AMOUNT
                       MONTHLY PAYMENT AMOUNT: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is  $60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                       PAYMENT PERIOD: Payments are made until the entire amount, including interest,
INSTALLMENT INCOME     is paid. All payments must be made in 30 years or less.
         OPTION 1B     OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
--------------------------------------------------------------------------------------------------------
                       ONE LIFE
                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                       PAYMENT PERIOD: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
       LIFE INCOME     OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
         OPTION 2A     is made.
       -------------------------------------------------------------------------------------------------
                       JOINT AND SURVIVOR
                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and gender of the
                       Annuitant and another designated person on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                       PAYMENT PERIOD: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living. If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for 10 years.
       LIFE INCOME     OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
         OPTION 2B     is made.
       -------------------------------------------------------------------------------------------------
                       LIFE WITH GUARANTEED PERIOD
                       MONTHLY PAYMENT AMOUNT:  Based on the Surrender Value of your Contract, and the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments. The monthly payments will remain the same throughout the payment period.
                       PAYMENT PERIOD: You select 10 or 20
                       years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.
       LIFE INCOME     OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
         OPTION 2C     is made.
       -------------------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

DEATH BENEFIT
--------------------------------------------------------------------------------

If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

BEFORE ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday, and


BEFORE THE 7TH ANNIVERSARY OF THE          ON OR AFTER THE 7TH ANNIVERSARY OF
CONTRACT DATE                              THE CONTRACT DATE

The death benefit amount will              The death benefit amount will
equal the greater of the following         equal the greatest of the following
2 amounts:                                 3 amounts:

o  The Contract Value on the date          o  The Contract Value on the date
   we receive proof of death of the           we receive proof of death of the
   Annuitant and payment instructions         Annuitant and payment instructions
   for the beneficiary                        for the beneficiary

o  The sum of all purchase payments        o  The sum of all purchase payments
   minus any amounts withdrawn,               minus any amounts withdrawn,
   including any surrender charges            including any surrender charges
   on the withdrawals                         on the withdrawals

                                           o  The Contract Value on the most
                                              recent septennial anniversary*
                                              of the Contract Date plus
                                              any purchase payments made since
                                              that anniversary minus any
                                              amounts  withdrawn since that
                                              anniversary, including any
                                              surrender charges on the
                                              withdrawals

* A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

AFTER ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies after annuity income payments begin.

Any remaining benefits will be paid based on the annuity income payment option in effect.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

WSLAC AND SEPARATE ACCOUNT 1
--------------------------------------------------------------------------------

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

SEPARATE ACCOUNT 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 currently offers 20 Sub-Account options to purchasers of the Contracts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

UNDERWRITER
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Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

VOTING RIGHTS
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Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

OTHER INFORMATION ABOUT YOUR CONTRACT
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RELY ON YOUR CONTRACT

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

CONFIRMATIONS AND STATEMENTS

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

PROCESSING GUIDELINES

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

SECURITY PROCEDURES

We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CANCELLATION OF YOUR CONTRACT

If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

ASSIGNMENT

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

LOANS

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

NO DIVIDENDS

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

FINANCIAL STATEMENTS AND
ADDITIONAL CONTRACT INFORMATION

Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 51. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION
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The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

    o  WSLAC's tax status
    o  The tax status of the Contract
    o  Your tax status
    o  The tax status of your beneficiary
    o  The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the contract is purchased.

TAX STATUS OF WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

TAX STATUS OF THE CONTRACT

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TAX TREATMENT OF NON-QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

TAX TREATMENT OF PURCHASE PAYMENTS

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

TAX TREATMENT OF WITHDRAWALS, SURRENDERS AND DISTRIBUTIONS

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

TAX TREATMENT OF PARTIAL WITHDRAWALS AND SURRENDERS

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

TAX TREATMENT OF ANNUITY PAYMENTS

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

PENALTY TAX ON DISTRIBUTIONS

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

    o  A distribution that is made on or after the date you reach age 59 1/2
    o  A distribution that is made on or after your death
    o A distribution that is made when you are disabled (as defined in section 72(m) of the Code)
    o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract
    o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982
    o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

REQUIRED DISTRIBUTIONS

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

WITHHOLDING

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

MULTIPLE NON-QUALIFIED CONTRACTS

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TAX TREATMENT OF QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

TYPES OF QUALIFIED CONTRACTS

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

    o Traditional IRAs (individual retirement annuities under Section 408 of the Code)
    o Roth IRAs (individual retirement annuities under Section 408A of the Code)
    o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)
    o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)
    o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)
    o  SEPs (Simplified Employee Pension Plans under Section 408(k) of the Code)
    o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)
    o  Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

LIMITATIONS IMPOSED BY THE CODE OR THE QUALIFIED PLAN

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

    o  Amounts of allowable contributions
    o  Form, manner and timing of distributions
    o  Vesting and nonforfeitability of interests
    o Nondiscrimination in eligibility, participation, contributions and benefits
    o  Tax treatment of distributions, withdrawals and surrenders
    o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan
    o  Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

TAX CONSEQUENCES OF PARTICIPATING IN A QUALIFIED PLAN

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

TRADITIONAL AND ROTH IRAs. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(b) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT A
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ACCUMULATION UNIT VALUES

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 22 in this Prospectus.

ACCUMULATION UNIT
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

ACCUMULATION UNIT VALUE
-----------------------
The dollar value of an Accumulation Unit in a Sub-Account.



                           YEARS ENDED      UNIT VALUE AT      UNIT VALUE AT     NUMBER OF UNITS
                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR       AT END OF YEAR
                              1999 1          10.000000         12.386830            1,200,117
                              2000            12.386830          9.718353            1,812,173
                              2001             9.718353          6.339078            1,509,814
       AIM V.I. GROWTH        2002             6.339078          4.317351            1,142,848
       -----------------------------------------------------------------------------------------
                              1999 1          10.000000          9.928089               51,404
                              2000             9.928089         10.788341              111,199
   AIM V.I. GOVERNMENT        2001            10.788341         11.326516              135,339
            SECURITIES        2002            11.326516         12.247868              335,054
   ---------------------------------------------------------------------------------------------
                              1999 1          10.000000         13.645334              150,574
                              2000            13.645334          9.802330              572,987
        ALGER AMERICAN        2001             9.802330          6.816681              452,837
  SMALL CAPITALIZATION        2002             6.816681          4.961946              311,222
  ----------------------------------------------------------------------------------------------
                              1999 1          10.000000         12.050408            1,426,332
                              2000            12.050408         10.133785            1,918,845
        ALGER AMERICAN        2001            10.133785          8.816622            1,460,260
                GROWTH        2002             8.816622          5.829032            1,017,666
        ----------------------------------------------------------------------------------------
                              1999 1          10.000000         16.408335              424,862
                              2000            16.408335         13.016406              917,117
               MFS VIT        2001            13.016406          8.541410              682,980
       EMERGING GROWTH        2002             8.541410          5.582284              518,002
       -----------------------------------------------------------------------------------------
                              1999 1          10.000000         10.298332              842,535
                              2000            10.298332         10.146955            1,119,486
               MFS VIT        2001            10.146955          8.413836              904,649
       INVESTORS TRUST        2002             8.413836          6.561334              621,755
       -----------------------------------------------------------------------------------------
                              1999 1          10.000000          9.641838              234,504
             PIMCO VIT        2000             9.641838         11.533723              469,721
             LONG-TERM        2001            11.533723         12.048048              491,076
       U.S. GOVERNMENT        2002            12.048048         13.977946              529,898
       -----------------------------------------------------------------------------------------
                              2000 2          10.000000          9.303488              173,612
           SCUDDER VIT        2001             9.303488          8.060562              180,003
      EQUITY 500 INDEX        2002             8.060562          6.178289              175,826
      ------------------------------------------------------------------------------------------
                              1995 3          10.000000         11.687169               14,972
                              1996            11.687169         12.817847              236,639
                              1997            12.817847         16.905544              921,086
                              1998            16.905544         17.227461            1,527,712
                              1999            17.227461         24.945052            1,194,568
                              2000            24.945052         31.905234            1,027,279
            TOUCHSTONE        2001            31.905234         30.652383              881,434
       EMERGING GROWTH        2002            30.652383         23.494879              692,610
       -----------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS



                          YEARS ENDED       UNIT VALUE AT      UNIT VALUE AT     NUMBER OF UNITS
                          DECEMBER 31     BEGINNING OF YEAR     END OF YEAR       AT END OF YEAR
                              1999 1          10.000000         11.485000               19,113
                              2000            11.485000          9.097565               96,734
            TOUCHSTONE        2001             9.097565         10.246261              118,515
    THIRD AVENUE VALUE        2002            10.246261          7.830226              143,326
    --------------------------------------------------------------------------------------------
      TOUCHSTONE EAGLE        2001 4          10.000000          8.909627               45,435
  CAPITAL APPRECIATION        2002             8.909627          5.759382               34,987
  ----------------------------------------------------------------------------------------------
                              1999 1          10.000000         10.649017              263,644
                              2000            10.649017         10.197589              221,023
            TOUCHSTONE        2001            10.197589          8.909282              188,348
           ENHANCED 30        2002             8.909282          6.797592              171,128
           -------------------------------------------------------------------------------------
                              1998 5          10.000000         10.119923              221,536
                              1999            10.119923         11.484675              503,145
                              2000            11.484675         11.632177              455,261
            TOUCHSTONE        2001            11.632177         11.374653              467,275
            VALUE PLUS        2002            11.374653          8.231427              365,796
            ------------------------------------------------------------------------------------
                              1995 3          10.000000         12.490239               28,701
                              1996            12.490239         14.161478              451,141
                              1997            14.161478         16.749955            1,858,720
                              1998            16.749955         17.758155            2,973,336
                              1999            17.758155         17.957567            2,362,289
                              2000            17.957567         19.874253            1,654,656
            TOUCHSTONE        2001            19.874253         18.573609            1,354,722
       GROWTH & INCOME        2002            18.573609         15.594493            1,098,212
       -----------------------------------------------------------------------------------------
                              1995 3          10.000000         11.962842               28,416
                              1996            11.962842         13.782738              266,916
                              1997            13.782738         16.130170            1,153,567
                              1998            16.130170         16.780412            2,142,449
                              1999            16.780412         18.149355            1,713,391
                              2000            18.149355         20.185864            1,376,550
            TOUCHSTONE        2001            20.185864         20.448209            1,199,393
              BALANCED        2002            20.448209         18.341110              983,569
              ----------------------------------------------------------------------------------
                              1999 1          10.000000          9.186113              108,456
                              2000             9.186113          9.002382              201,564
            TOUCHSTONE        2001             9.002382          9.497443            1,532,122
            HIGH YIELD        2002             9.497443          9.635371            1,258,428
            ------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS



                   YEARS ENDED       UNIT VALUE AT      UNIT VALUE AT     NUMBER OF UNITS
                   DECEMBER 31     BEGINNING OF YEAR     END OF YEAR       AT END OF YEAR
                      1995 3          10.000000          11.262524               28,863
                      1996            11.262524          11.395131              235,025
                      1997            11.395131          12.137441              936,431
                      1998            12.137441          12.960022            1,764,079
                      1999            12.960022          12.623260            1,527,257
                      2000            12.623260          13.602365            1,197,861
    TOUCHSTONE        2001            13.602365          14.473580            1,057,023
     CORE BOND        2002            14.473580          15.413573              915,185
    -------------------------------------------------------------------------------------
    TOUCHSTONE        2001 4          10.000000          10.118290               98,402
  MONEY MARKET        2002            10.118290          10.142306              200,619
  ---------------------------------------------------------------------------------------


1 Sub-Account operations began on May 14, 1999

2 Sub-Account operations began on May 3, 2000

3 Sub-Account operations began on February 23, 1995

4 Sub-Account operations began on May 1, 2001

5 Sub-Account operations began on May 1, 1998


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT B
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION
SECTION 401AND SECTION 403(b) PLANS

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

TAX TREATMENT OF CONTRIBUTIONS

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN.
If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

    o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).
    o  To another Section 401 plan or a certain kind of annuity plan under
       Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).
    o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).
    o To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:

    o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.
    o  It is made by reason of a hardship.
    o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.
    o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.
    o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.
    o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.

Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

    o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year.
    o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the LATER of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

    o  A distribution that is made on or after the date you reach age 59 1/2
    o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
    o  A distribution that is made on or after your death
    o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
    o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract
    o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
    o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

    o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

    o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
    o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
    o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

SPECIAL PROVISIONS

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

    o The amount of each loan must generally be a minimum amount as determined under the applicable plan.
    o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.
    o The loan must be repaid in substantially equal payments made at least quarterly.
    o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.
    o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable
Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT C
--------------------------------------------------------------------------------

STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP CONTRACTS

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

    o Distributions are made on account of you reaching your required beginning date
    o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)(9) of the Regulations

SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

TAX TREATMENT OF CONTRIBUTIONS

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

    o  A distribution that is made on or after the date you reach age 59 1/2
    o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
    o  A distribution that is made on or after your death
    o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
    o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

    o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
    o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)
    o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS UNDER THE CODE

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

    o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
    o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
    o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

WITHDRAWAL LIMITATIONS UNDER THE CODE

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

NOTES
--------------------------------------------------------------------------------

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                                               Page

GENERAL .....................................................     3

SAFEKEEPING OF ASSETS .......................................     3

DISTRIBUTION OF THE CONTRACTS ...............................     3

SUB-ACCOUNT PERFORMANCE .....................................     4

SUB-ACCOUNT ACCUMULATION UNIT VALUES ........................     8

FIXED ACCOUNT VALUE .........................................     9

FIXED ANNUITY INCOME PAYMENTS ...............................     9

QUALIFICATION AS AN "ANNUITY CONTRACT" ......................    10

INDEPENDENT AUDITORS ........................................    12

FINANCIAL STATEMENTS ........................................    12


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

----------------------------
STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003
REVISED NOVEMBER 1, 2003

----------------------------


This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2003, Revised November 1, 2003 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

FORM 7135 (11/03)

TABLE OF CONTENTS
OF
STATEMENT OF ADDITIONAL INFORMATION

                                                                          Page

General                                                                   3

Safekeeping of Assets                                                     3

Distribution of the Contracts                                             3

Sub-Account Performance                                                   4

Sub-Account Accumulation Unit Values                                      8

Fixed Account Value                                                       9

Fixed Annuity Income Payments                                             9

Qualification as an "Annuity Contract"                                    10

Independent Auditors                                                      12

Financial Statements                                                      12

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                                                 AMOUNTS
PERIOD                                            SALES COMMISSIONS PAID         RETAINED BY DISTRIBUTOR
For the year ended December 31, 2000                          $3,178,875                        $414,763
For the year ended December 31, 2001                          $1,622,238                        $199,659
For the year ended December 31, 2002                          $1,134,975                        $122,626

SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365
         Where:
         BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                              Unit Value for the money market ("AUV") over a 7-day period determined as follows:

                AUV at end of 7-day period - AUV at beginning of 7-day period
                -------------------------------------------------------------
                             AUV at beginning of 7-day period

Because the Net Asset Value of the money market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

                                            365/7
EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)    ] - 1

The yields and effective yields for the money market Sub-Account for the 7-day period ended December 31, 2002 are as follows:

         Yield                                       Effective Yield
         -----                                       ---------------
         -0.34%                                           -0.34%

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of Surrender Charges or Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN

The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P         =       a hypothetical initial purchase payment of $1,000
         T         =       average annual total return
         n         =       number of years and/or portion of a year
         ERV       =       ending redeemable value of a hypothetical initial
                           purchase payment of $1,000 at the end of the applicable period

The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 2002.


                                                         Average Annual                       Cumulative
                                        Total             Total Return                      Total Return*
                                        Return         Five         Since          One           Five         Since
                                       One Year       Years       Inception        Year          Year       Inception
AIM V.I. Growth**                      -42.39%         ---         -29.17%       -31.89%         ---         -56.83%

AIM V.I. Government Securities**        -2.37%         ---          1.10%         8.13%          ---          22.48%

Alger American Small                   -37.71%         ---         -25.01%       -27.21%         ---         -50.38%
Capitalization**

Alger American Growth**                -44.39%         ---         -20.33%       -33.89%         ---         -41.71%

MFS VIT Emerging Growth**              -45.14%         ---         -21.58%       -34.64%         ---         -44.18%

MFS VIT Investors Trust**              -32.52%         ---         -16.93%       -22.02%         ---         -34.39%

PIMCO VIT Long-Term U.S.                 5.52%         ---          5.05%         16.02%         ---          39.78%
Government**

Scudder VIT Equity 500 Index***        -33.85%         ---         -22.65%       -23.35%         ---         -38.22%

Touchstone Emerging Growth****         -33.85%        3.97%         9.52%        -23.35%        38.98%       134.95%

Touchstone Third Avenue Value**, (1)   -34.08%         ---         -11.88%       -23.58%         ---         -21.70%

Touchstone Eagle Capital               -45.86%         ---         -33.22%       -35.36%         ---         -42.41%
Appreciation******, (2)

Touchstone Enhanced 30**               -34.20%         ---         -15.92%       -23.70%         ---         -32.02%

Touchstone Value Plus*****             -38.13%        -8.88%        -8.88%       -27.63%       -17.69%       -17.69%

Touchstone Growth & Income****         -26.54%        -5.44%        3.13%        -16.04%        -6.90%        55.94%

Touchstone Balanced****                -20.80%        -0.77%        5.67%        -10.30%        13.71%        83.41%

Touchstone High Yield**                 -9.05%         ---          -5.92%        1.45%          ---          -3.65%

Touchstone Core Bond****, (3)           -4.01%        1.83%         2.94%         6.49%         26.99%        54.14%

Touchstone Money Market******          -10.26%         ---          -5.97%        0.24%          ---          1.42%

* Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the beginning of the period.

** Total return since inception based on a period beginning May 14, 1999.

*** Total return since inception based on a period beginning May 3, 2000.

**** Total return since inception based on a period beginning February 23, 1995.

***** Total return since inception based on a period beginning May 1, 1998.

****** Total return since inception based on a period beginning May 1, 2001.

(1) Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Third Avenue Value Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Third Avenue Value Portfolio and the Touchstone Third Avenue Value Fund (formerly Touchstone Small Cap Fund) which was effective April 28, 2003. Please see the prospectus for the Touchstone Third Avenue Value Fund for additional information.

(2) Formerly Touchstone Large Cap Growth Fund. Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, the Touchstone Growth/Value Fund and the Touchstone Eagle Capital Appreciation Fund (formerly "Large Cap Growth Fund"), which was effective April 28, 2003. Please see the prospectus for the Touchstone Eagle Capital Appreciation Fund for additional information.

(3) Formerly Touchstone Bond Fund.

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  equals:

               (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus (2)the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

               (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

     (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE

Fixed Account Value is calculated on a daily basis by the following formula:

PP + XFT + I - XFF - WD = FAV where

     PP    =    the sum of all purchase payments allocated to the Fixed Account

     XFT   =    any amount transferred to the Fixed Account from a Sub-Account

     I     =    interest credited by WSLAC to the Fixed Account

     XFF   =    any amounts transferred from the Fixed Account to a Sub-Account

     WD    =    any amounts withdrawn for charges or deductions, or in
                connection with any surrenders or partial withdrawals




FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

     o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

     o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS

The financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2002 and 2001, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.

2.   Statement of Net Assets as of December 31, 2002.

3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2002 and 2001.

4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.

2.   Statutory-basis Balance Sheets as of December 31, 2002 and 2001.

3. Statutory-basis Statements of Income for the years ended December 31, 2002 and 2001.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002 and 2001.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2002 and 2001.

6.   Notes to statutory-basis Financial Statements.

               [FINANCIAL STATEMENTS ARE AS FILED APRIL 30, 2003]





DISTRIBUTOR                                       SUB-ACCOUNTS
Touchstone Securities, Inc.                       o        AIM V.I. GROWTH
221 East Fourth Street, Suite 300                 o        AIM V.I. GOVERNMENT SECURITIES
Cincinnati, Ohio 45202                            o        ALGER AMERICAN SMALL CAPITALIZATION
 (800) 669-2796 (press 3)                         o        ALGER AMERICAN GROWTH
                                                  o        MFS VIT EMERGING GROWTH
                                                  o        MFS VIT INVESTORS TRUST
TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER        o        PIMCO VIT LONG-TERM U.S. GOVERNMENT
                                                  o        PUTNAM VT INTERNATIONAL EQUITY
P.O. Box 2850                                     o        SCUDDER VIT EQUITY 500 INDEX
Cincinnati, Ohio 45201-2850                       o        TOUCHSTONE BARON SMALL CAP
(800) 669-2796 (press 2)                          o        TOUCHSTONE EMERGING GROWTH
                                                  o        TOUCHSTONE THIRD AVENUE VALUE
                                                  o        TOUCHSTONE EAGLE CAPITAL APPRECIATION
                                                  o        TOUCHSTONE ENHANCED 30
                                                  o        TOUCHSTONE VALUE PLUS
                                                  o        TOUCHSTONE GROWTH & INCOME
                                                  o        TOUCHSTONE BALANCED
                                                  o        TOUCHSTONE HIGH YIELD
                                                  o        TOUCHSTONE CORE BOND
                                                  o        TOUCHSTONE MONEY MARKET






                                                  STATEMENT OF
                                                  ADDITIONAL INFORMATION

                                                  MAY 1, 2003
                                                  REVISED NOVEMBER 1, 2003